Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
3. Revenue
Disaggregation of Revenue
The Company derives revenue from two primary sources: Event Cloud subscription-based solutions and Hospitality Cloud marketing and subscription-based solutions. They are principally generated from North America, which comprises the United States and Canada, with Canada representing 2.4% of total revenue for each of the three months ended March 31, 2022 and 2021. Revenue from sources outside North America represented 12.0% and 13.6% of total revenue for three months ended March 31, 2022 and 2021, respectively. The Company’s disaggregation of revenue primary geographic region is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
North America	$120,823	$101,282
Outside North America	16,533	16,005

Revenue	$137,356	$117,287

The Company’s disaggregation of revenue by major business activity is as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Event Cloud	$94,988	$81,133
Hospitality Cloud	42,368	36,154

Revenue	$137,356	$117,287

Deferred Revenue
Deferred revenue represents billings under signed contracts before the related products or services are transferred to customers. The portion of deferred revenue that is expected to be recognized as revenue during the subsequent
12-month
period is recorded as deferred revenue in current liabilities and the remaining portion is recorded as other liabilities, non-current,
which is not material. Deferred revenue was $287.5 million and $239.8 million as of March 31, 2022 and December 31, 2021, respectively. During the three months ended March 31, 2022, the Company recognized $98.8 million of revenue that was included in the deferred revenue balance at the beginning of 2022.
Remaining Performance Obligations
For multiple-year agreements for either Event Cloud or Hospitality Cloud, we typically invoice the amount for the first year of the contract at signing followed by subsequent annual invoices at the anniversary of each year. Since we bill most of our customers in advance, there can be amounts that we have not yet been contractually able to invoice. Until such time as these amounts are invoiced or recognized in revenue, they are considered by us to be unbilled contract value, and together with deferred revenue, remaining performance obligations. As of March 31, 2022 and December 31, 2021, our total current deferred revenue was $287.5 million and $239.8 million, respectively, which amount does not include unbilled contract value for contracts of approximately $518.8 million and $573.4 million, respectively. We expect that the amount of unbilled contract value relative to the total value of our contracts will change from year to year for several reasons, including the amount of cash collected early in the contract term, the specific timing and duration of customer agreements, varying invoicing cycles of agreements, the specific timing of customer renewal, changes in customer financial circumstances and foreign currency fluctuations. We expect to recognize 69.2% of our remaining performance obligations as revenue over the subsequent 24 months, and the remainder thereafter.
Sales Commission
The current portion of capitalized commissions, net was $24.9 million and $25.4 million and the noncurrent portion of capitalized commissions, net was $23.5 million and $23.0 million as of March 31, 2022 and December 31, 2021, respectively. During the three months ended March 31, 2022 and 2021, $7.9 million and $7.3 million of capitalized commissions were amortized to sales and marketing expense in the accompanying condensed consolidated statements of operations and comprehensive loss, respectively.
Allowance for Expected Credit Losses
The change in the Company’s allowance for expected credit losses is as follows (in thousands):

	March 31, 2022	December 31, 2021
Allowance for expected credit losses, beginning of period	$4,547	$3,287
Credit loss expense	279	8,316
Write-offs and adjustments	(1,225)	(7,056)

Allowance for expected credit losses, end of period	$3,601	$4,547

4. Revenue
Disaggregation of Revenue
The Company derives revenue from two primary sources: Event Cloud subscription-based solutions and Hospitality Cloud marketing and subscription-based solutions. They are principally generated from North America, which comprises of the United States and Canada, with Canada representing 2.4%, 2.5%, and 2.4% of total revenue for the years ended December 31, 2021, 2020, and 2019, respectively. Revenue from sources outside North America represented 13.3%, 12.3%, and 11.7% of total revenue for the years ended December 31, 2021, 2020, and 2019, respectively. The Company’s disaggregation of revenue primary geographic region is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

North America	$450,022	$437,191	$501,332
Outside North America	68,789	61,509	66,272

Revenue	$518,811	$498,700	$567,604

The Company’s disaggregation of revenue by major business activity is as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019

Event Cloud	$362,073	$316,080	$379,216
Hospitality Cloud	156,738	182,620	188,388

Revenue	$518,811	$498,700	$567,604

Deferred Revenue
Deferred revenue represents billings under signed contracts before the related products or services are transferred to customers. The portion of deferred revenue that is expected to be recognized as revenue during the subsequent
12-month
period is recorded as deferred revenue in current liabilities and the remaining portion is recorded as other liabilities, non-current,
which is not material. Deferred revenue was $239.8 million and $207.6 million as of December 31, 2021 and 2020, respectively. During the years ended December 31, 2021, 2020, and 2019, the Company recognized $192.7 million, $211.4 million, and $176.7 million, respectively, of revenue that was included in the deferred revenue balance at the beginning of each period.
Remaining Performance Obligations
For multiple-year agreements for either Event Cloud or Hospitality Cloud, we typically invoice the amount for the first year of the contract at signing followed by subsequent annual invoices at the anniversary of each year. Since we bill most of our customers in advance, there can be amounts that we have not yet been contractually able to invoice. Until such time as these amounts are invoiced or recognized in revenue, they are considered by us to be unbilled contract value, and together with deferred revenue, remaining performance obligations. As of December 31, 2021 and 2020, our total current deferred revenue was $239.8 million and $207.6 million, respectively, which amount does not include unbilled contract value for contracts not yet billed of approximately $573.4 million and $576.1 million, respectively. We expect that the amount of unbilled contract value relative to the total value of our contracts will change from year to year for several reasons, including the amount of cash collected early in the contract term, the specific timing and duration of customer agreements, varying invoicing cycles of agreements, the specific timing of customer renewal, changes in customer financial circumstances and foreign currency fluctuations. We expect to recognize 68.1% of our remaining performance obligations as revenue over the subsequent 24 months, and the remainder thereafter.